AMERICAN COMMUNITY PROPERTIES TRUST
222 SMALLWOOD VILLAGE CENTER
ST. CHARLES, MARYLAND  20602
(301) 843-7333
Fax (301) 870-6432

December 1, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     American Community Properties Trust
          File No. 1-14369

Dear Sir or Madam:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of American Community Properties Trust (the "Company") is the Company's DEFM14A.

This filing is being effected by direct transmission to the Commission's EDGAR System

Very truly yours,

AMERICAN COMMUNITY PROPERTIES TRUST

By: /s/ Matthew M. Martin
Matthew M. Martin
Chief Financial Officer